Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.44500%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,380,003.02

Principal:
Principal Collections	$19,218,109.51
Prepayments in Full	$9,191,413.05
Liquidation Proceeds	$416,575.37
Recoveries	$26,822.58
Sub Total	$28,852,920.51
Collections	$31,232,923.53

Purchase Amounts:
Purchase Amounts Related to Principal	$26,063.84
Purchase Amounts Related to Interest	$311.47
Sub Total	$26,375.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,259,298.84

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,259,298.84
Servicing Fee	$716,876.27	$716,876.27	$0.00	$0.00	$30,542,422.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,542,422.57
Interest - Class A-2a Notes	$512,294.51	$512,294.51	$0.00	$0.00	$30,030,128.06
Interest - Class A-2b Notes	$159,006.40	$159,006.40	$0.00	$0.00	$29,871,121.66
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$29,015,221.66
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$28,725,161.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,725,161.33
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$28,632,263.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,632,263.50
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$28,567,710.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,567,710.17
Regular Principal Payment	$32,697,681.46	$28,567,710.17	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$31,259,298.84

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,567,710.17
Total					$28,567,710.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,949,654.12	$76.18	$512,294.51	$1.86	$21,461,948.63	$78.04
Class A-2b Notes	$7,618,056.05	$76.18	$159,006.40	$1.59	$7,777,062.45	$77.77
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$28,567,710.17	$27.14	$1,974,712.40	$1.88	$30,542,422.57	$29.02

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$207,686,962.95	0.7552253	$186,737,308.83	0.6790448
Class A-2b Notes	$75,522,531.99	0.7552253	$67,904,475.94	0.6790448
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$755,819,494.94	0.7180432	$727,251,784.77	0.6909034

Pool Information
Weighted Average APR	3.249%	3.236%
Weighted Average Remaining Term	50.60	49.75
Number of Receivables Outstanding	34,522	33,925
Pool Balance	$860,251,518.92	$830,950,618.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$780,362,034.15	$754,007,225.07
Pool Factor	0.7406392	0.7154124

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$76,943,393.75
Targeted Overcollateralization Amount	$107,828,805.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$103,698,834.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$448,738.33
(Recoveries)		30	$26,822.58
Net Loss for Current Collection Period			$421,915.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5885%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4873%
Second Prior Collection Period			0.2377%
Prior Collection Period			0.3476%
Current Collection Period			0.5987%
Four Month Average (Current and Prior Three Collection Periods)			0.4179%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		648	$2,523,354.12
(Cumulative Recoveries)			$139,039.28
Cumulative Net Loss for All Collection Periods			$2,384,314.84
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2053%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,894.07
Average Net Loss for Receivables that have experienced a Realized Loss			$3,679.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.78%	247	$6,482,577.30
61-90 Days Delinquent	0.08%	24	$644,698.23
91-120 Days Delinquent	0.01%	1	$44,598.93
Over 120 Days Delinquent	0.01%	3	$90,859.01
Total Delinquent Receivables	0.87%	275	$7,262,733.47

Repossession Inventory:
Repossessed in the Current Collection Period		17	$431,871.07
Total Repossessed Inventory		26	$800,824.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0942%
Prior Collection Period			0.1014%
Current Collection Period			0.0825%
Three Month Average			0.0927%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0939%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer